Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 99.1%
Australia 2.9%
BGP Holdings PLC* (a)	11,394,023	48,507
Goodman Group	206,187	1,538,925
GPT Group	1,005,282	2,244,348
Mirvac Group	1,220,869	1,558,239
Shopping Centres Australasia Property Group	778,433	1,081,454
Viva Energy REIT	292,501	414,312
(Cost $8,299,953)		6,885,785
Belgium 1.0%
Aedifica SA	9,693	1,007,399
VGP NV	4,644	480,119
Warehouses De Pauw CVA	29,204	836,956
(Cost $1,934,702)		2,324,474
Canada 3.1%
Canadian Apartment Properties REIT	98,124	2,969,588
Granite Real Estate Investment Trust	68,436	2,826,821
InterRent Real Estate Investment Trust (b)	147,345	1,393,563
(Cost $6,612,181)		7,189,972
France 1.0%
Gecina SA (Cost $2,261,664)	18,380	2,440,437
Germany 5.3%
Alstria Office REIT-AG	57,342	824,005
Deutsche Wohnen SE	113,157	4,320,594
Vonovia SE	147,587	7,288,757
(Cost $8,398,681)		12,433,356
Hong Kong 6.5%
Link REIT	471,744	3,977,984
New World Development Co., Ltd.	5,302,892	5,678,108
Sino Land Co., Ltd.	1,505,000	1,898,960
Swire Properties Ltd.	1,318,200	3,689,218
(Cost $15,105,593)		15,244,270
Japan 11.8%
Activia Properties, Inc.	1,044	3,381,576
Daibiru Corp.	115,867	956,078
Frontier Real Estate Investment Corp.	580	1,639,936
Global One Real Estate Investment Corp. (b)	2,436	2,053,698
Hulic Reit, Inc.	1,692	1,966,286
Japan Real Estate Investment Corp.	134	786,545
Japan Rental Housing Investments, Inc.	2,086	1,765,755
Mitsubishi Estate Co., Ltd.	295,200	4,362,956
Mitsui Fudosan Co., Ltd.	163,500	2,829,773
Mori Hills REIT Investment Corp.	695	924,352
Mori Trust Hotel Reit, Inc.	1,281	975,093
Mori Trust Sogo Reit, Inc.	1,181	1,432,030
Premier Investment Corp.	1,130	1,247,099
Sumitomo Realty & Development Co., Ltd.	116,000	2,834,046
XYMAX REIT Investment Corp.	869	681,484
(Cost $32,740,851)		27,836,707
Luxembourg 0.6%
Aroundtown SA (Cost $2,287,805)	263,752	1,320,735
Singapore 3.7%
CapitaLand Ltd.	1,362,800	2,725,502
City Developments Ltd.	136,800	694,338
Mapletree Industrial Trust	1,070,400	1,808,921
Mapletree Logistics Trust	3,205,600	3,528,923
(Cost $8,826,281)		8,757,684
Spain 0.3%
Arima Real Estate SOCIMI SA* (Cost $875,690)	75,216	676,016
Sweden 2.1%
Castellum AB	92,387	1,561,790
Fabege AB	173,943	2,225,761
Fastighets AB Balder "B"*	34,542	1,244,310
(Cost $3,332,178)		5,031,861
Switzerland 1.4%
PSP Swiss Property AG (Registered)	25,949	3,242,539
Swiss Prime Site AG (Registered)	801	78,677
(Cost $2,986,627)		3,321,216
United Kingdom 5.4%
Assura PLC	1,163,378	1,208,574
Big Yellow Group PLC (b)	80,755	1,004,648
British Land Co. PLC *	209,908	873,728
Derwent London PLC	28,116	1,135,403
Grainger PLC	425,438	1,365,694
Great Portland Estates PLC	155,135	1,306,522
Segro PLC	285,937	2,706,709
The PRS REIT PLC	716,556	681,592
Tritax EuroBox PLC 144A	416,702	481,810
UNITE Group PLC*	135,655	1,348,320
Urban & Civic PLC	184,301	475,329
(Cost $11,122,761)		12,588,329
United States 54.0%
Agree Realty Corp. (REIT)	52,468	3,247,769
Alexandria Real Estate Equities, Inc. (REIT)	41,962	5,751,312
American Homes 4 Rent "A", (REIT)	93,657	2,172,842
American Tower Corp. (REIT)	14,864	3,236,636
Apartment Investment & Management Co. "A", (REIT)	76,963	2,705,249
Brixmor Property Group, Inc. (REIT)	153,114	1,454,583
Cousins Properties, Inc. (REIT)	109,242	3,197,513
Crown Castle International Corp. (REIT)	14,113	2,037,917
Digital Realty Trust, Inc. (REIT)	63,227	8,782,838
EastGroup Properties, Inc. (REIT)	23,968	2,504,177
Equinix, Inc. (REIT)	4,298	2,684,402
Equity LifeStyle Properties, Inc. (REIT)	93,281	5,361,792
Equity Residential (REIT)	91,859	5,668,619
Essential Properties Realty Trust, Inc. (REIT)	145,917	1,905,676
Essex Property Trust, Inc. (REIT)	13,108	2,886,906
Extra Space Storage, Inc. (REIT)	54,855	5,252,915
Gaming and Leisure Properties, Inc. (REIT)	58,147	1,611,253
Healthpeak Properties, Inc. (REIT)	152,558	3,638,508
Highwoods Properties, Inc. (REIT)	89,978	3,187,021
Hyatt Hotels Corp. "A" (b)	18,919	906,220
Invitation Homes, Inc. (REIT)	209,432	4,475,562
Kilroy Realty Corp. (REIT)	65,618	4,179,867
Kimco Realty Corp. (REIT)	201,585	1,949,327
Life Storage, Inc. (REIT)	44,359	4,194,144
Medical Properties Trust, Inc. (REIT)	216,338	3,740,484
Mid-America Apartment Communities, Inc. (REIT)	47,697	4,914,222
Omega Healthcare Investors, Inc. (REIT)	35,825	950,796
Prologis, Inc. (REIT)	157,768	12,679,794
Realty Income Corp. (REIT)	109,976	5,483,403
Rexford Industrial Realty, Inc. (REIT)	103,616	4,249,292
Ryman Hospitality Properties, Inc. (REIT)	44,855	1,608,052
STORE Capital Corp. (REIT)	90,178	1,634,025
Sun Communities, Inc. (REIT)	20,025	2,500,121
Ventas, Inc. (REIT)	70,385	1,886,318
Welltower, Inc. (REIT)	99,469	4,553,691
(Cost $129,379,359)		127,193,246
Total Common Stocks (Cost $234,164,326)		233,244,088
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (c) (d) (Cost $2,645,676)	2,645,676	2,645,676
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.32% (c) (Cost $2,035,735)	2,035,735	2,035,735
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $238,845,737)	101.1	237,925,499
Other Assets and Liabilities, Net	(1.1)	(2,576,181)
Net Assets	100.0	235,349,318

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (c) (d)
747,660	1,898,016(e)	—	—	—	3,630	—	2,645,676	2,645,676
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 0.32% (c)
1,486,652	26,834,544	26,285,461	—	—	4,334	—	2,035,735	2,035,735
2,234,312	28,732,560	26,285,461	—	—	7,964	—	4,681,411	4,681,411

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $2,475,943, which is 1.1% of net assets.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CVA: Certificaten Van Aandelen (Certificate of Stock)
REIT: Real Estate Investment Trust
At March 31, 2020 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Diversified	81,501,107	35%
Apartments	42,674,505	18%
Office	33,269,553	14%
Industrial	24,069,004	10%
Health Care	15,978,371	7%
Storage	10,451,706	5%
Specialty Services	10,365,198	4%
Shopping Centers	8,463,349	4%
Hotels	3,489,365	2%
Manufactured Homes	2,500,121	1%
Other	481,809	0%
Total	233,244,088	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,837,278	$48,507	$6,885,785
Belgium	—	2,324,474	—	2,324,474
Canada	7,189,972	—	—	7,189,972
France	—	2,440,437	—	2,440,437
Germany	—	12,433,356	—	12,433,356
Hong Kong	—	15,244,270	—	15,244,270
Japan	—	27,836,707	—	27,836,707
Luxembourg	—	1,320,735	—	1,320,735
Singapore	—	8,757,684	—	8,757,684
Spain	—	676,016	—	676,016
Sweden	—	5,031,861	—	5,031,861
Switzerland	—	3,321,216	—	3,321,216
United Kingdom	—	12,588,329	—	12,588,329
United States	127,193,246	—	—	127,193,246
Short-Term Investments (f)	4,681,411	—	—	4,681,411
Total	$139,064,629	$98,812,363	$48,507	$237,925,499

(f)	See Investment Portfolio for additional detailed categorizations.